Allison L. Pristash 60 State Street Mail Stop BO7-19-4 Boston, MA 02109 Tel +1 617 357 1220 allison.pristash@blackrock.com

August 29, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Trust funds, each dated August 29, 2025, do not differ from those contained in Post-Effective Amendment No. 2,841 to the Trust’s Registration Statement on Form N-1A, filed electronically on August 25, 2025:

iShares Core Dividend ETF

iShares Core Dividend Growth ETF

iShares Core High Dividend ETF

iShares Core U.S. REIT ETF

iShares Dow Jones U.S. ETF

iShares Environmentally Aware Real Estate ETF

iShares ESG MSCI KLD 400 ETF

iShares ESG Optimized MSCI USA ETF

iShares Global Clean Energy ETF

iShares Global REIT ETF

iShares International Developed Real Estate ETF

iShares International Select Dividend ETF

iShares Morningstar Growth ETF

iShares Morningstar Mid-Cap ETF

iShares Morningstar Mid-Cap Growth ETF

iShares Morningstar Mid-Cap Value ETF

iShares Morningstar Small-Cap ETF

iShares Morningstar Small-Cap Growth ETF

iShares Morningstar Small-Cap Value ETF

iShares Morningstar U.S. Equity ETF

iShares Morningstar Value ETF

iShares Select Dividend ETF

iShares Select U.S. REIT ETF

iShares U.S. Basic Materials ETF

iShares U.S. Consumer Discretionary ETF

iShares U.S. Consumer Staples ETF

iShares U.S. Energy ETF

iShares U.S. Financial Services ETF

iShares U.S. Financials ETF

iShares U.S. Healthcare ETF

iShares U.S. Industrials ETF

iShares U.S. Technology ETF

iShares U.S. Transportation ETF

iShares U.S. Utilities ETF

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary